Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [abstract]
SUBSEQUENT EVENTS

NOTE 24 — SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is April 10, 2024, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

On February 5, 2024, the Company has announced a reverse stock split of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares.

On November 24, 2023, the Company has additionally issued stock registered on Form S-8 to the following persons:

Name	Nos. of Common Stock
Dharmesh Pandya, Global CEO and Lytus Trust (creating a bank of shares for potential partners, key employees, etc.)	40,000,000

NOTE 25 — SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is September 27, 2022, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). The Company has reserved 20,911,474 for issuance of no less than the sum of 1) maximum number of common shares issuable upon conversion of all the notes then outstanding (number of 19,157,088 common shares, referred to “Common Share Conversion”), and 2) the maximum number of warrants shares issuable upon exercise of all the warrants then outstanding (number of 1,754,386 common shares, referred to as “Warrant Conversion”).

Out of the above Common Shares Conversion, the following Principle has been converted to common shares as under:

Date of conversion	Principle amount converted	No. of Common Shares issued
June 23, 2023	22,445	50,000
July 20, 2023	383,300	1,000,000
July 20, 2023	383,300	1,000,000
July 28, 2023	181,050	500,000

On July 19, 2023, the Board of Directors (the “Board”) of Lytus Technologies Holdings PTV. Ltd. (the “Company”) unanimously resolved to remove Mr. Sanjeiv Chaudhry, a member of the Board, in accordance with British Virgin Islands law, from the Board and all committees thereof due to Mr. Chaudry no longer being an “independent” director within the meaning of Nasdaq Listing Rule 5605(a)(2).

Secured Business Loan: On July 14, 2023, the Company has obtained secured loan of $350,000, by pledging shares held by Dharmesh Pandya of 1,500,000, with Vstock Transfer LLC as Escrow Agent on August 7, 2023. The total repayment amount is $472,500 (including interest expense of $122,500). The repayment term is $19,687.50 weekly (average monthly payment of $78,750).

On July 24, 2023, the Board unanimously resolved to issue common shares to independent directors and to provide for a pool of 30,000,000 shares for key employees and acquisition partners.